Annual Total Returns[BarChart] - Invesco KBW Regional Banking ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.94%	46.31%	2.05%	5.52%	38.51%	1.37%	(17.78%)	23.34%	(8.85%)